Schedule of Transactions with Related Parties (Details)				12 Months Ended
		Jul. 08, 2024 USD ($)	Jul. 08, 2024 AUD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Revenues				$ 11,085,548		$ 3,325,990		$ 3,247,543
Flywheel Financial Strategy (Hong Kong) Company Limited [Member]
Related Party Transaction [Line Items]
Revenues	[1]							30,028
Wong Ka Ki [Member]
Related Party Transaction [Line Items]
Proceeds from disposal of a subsidiary		$ 6,737	$ 10,000		[2]	$ 6,737	[2]		[2]

[1]	The amount for the year ended September 30, 2023 represented revenues from IoT Integration Solution Services.
[2]	The amount for the year ended September 30, 2024 represented the proceeds of disposal of 100% shares in QBS Pty to Mr. Wong Ka Ki at a consideration of AUD10,000 (equivalent to $6,737) on July 8, 2024.